PROVISION FOR JUDICIAL LIABILITIES - Changes in the provision according to the nature of the proceedings for probable losses (Details) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 BRL (R$) lawsuit	Dec. 31, 2021 BRL (R$) lawsuit
Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 3,433,154	R$ 3,452,871
Payments	(35,581)	(108,042)
Write-off	(32,350)	(135,134)
Additions	77,959	185,740
Monetary adjustment	26,967	37,719
Balance provision	3,470,149	3,433,154
Judicial deposits	(185,150)	(200,542)
Balance provision at the end for the period	3,284,999	3,232,612
Taxes and social security | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	477,096	476,070
Payments	(14,450)	(21,155)
Write-off	(1,948)	(5,807)
Additions	6,301	17,718
Monetary adjustment	10,316	10,270
Balance provision	477,315	477,096
Judicial deposits	(146,937)	(135,590)
Balance provision at the end for the period	R$ 330,378	R$ 341,506
Number of administrative proceedings and lawsuits | lawsuit	49	50
Labor | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 178,925	R$ 217,180
Payments	(20,416)	(37,368)
Write-off	(12,803)	(105,366)
Additions	61,553	88,777
Monetary adjustment	7,544	15,702
Balance provision	214,803	178,925
Judicial deposits	(16,322)	(45,302)
Balance provision at the end for the period	R$ 198,481	R$ 133,623
Number of lawsuits | lawsuit	1,136	987
Civil, environment and real estate | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 82,592	R$ 50,368
Payments	(715)	(49,519)
Write-off	(207)	(9,249)
Additions	10,105	79,245
Monetary adjustment	9,107	11,747
Balance provision	100,882	82,592
Judicial deposits	(21,891)	(19,650)
Balance provision at the end for the period	R$ 78,991	R$ 62,942
Number of lawsuits | lawsuit	60	57
Contingent liabilities assumed | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 2,694,541	R$ 2,709,253
Write-off	(17,392)	(14,712)
Balance provision	2,677,149	2,694,541
Balance provision at the end for the period	2,677,149	2,694,541
Tax contingent liabilities | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	2,479,208	2,496,358
Civil contingent liabilities | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 197,941	R$ 198,183